UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21665

Hatteras Core Alternatives TEI Fund, L.P.
(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340 Raleigh, North Carolina			27615
(Address of principal executive offices)			(Zip code)

David B. Perkins 6601 Six Forks Road, Suite 340 Raleigh, North Carolina 27615
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(919) 846-2324

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2017

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

HATTERAS FUNDS

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2017
(Unaudited)

HATTERAS FUNDS

As of and for the six months ended September 30, 2017
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners' Capital	1
Statements of Operations	2
Statements of Changes in Partners' Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-14
Board of Directors	15
Fund Management	16
Other Information	17
Financial Statements of Hatteras Master Fund, L.P.	19

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2017 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$80,811,702	$105,213,316	$90,299,098	$243,762,208
Cash	200,000	205,000	200,000	205,000
Receivable for withdrawals from Hatteras Master Fund, L.P.	6,371,496	9,039,090	5,969,079	17,334,194
Withholding tax receivable	—	64,417	—	172,203
Prepaid assets	26,008	34,458	29,026	77,583
Total assets	$87,409,206	$114,556,281	$96,497,203	$261,551,188
Liabilities and partners' capital
Withdrawals payable	$6,371,496	$9,039,090	$5,969,079	$17,334,194
Servicing fee payable	47,290	62,010	52,214	141,619
Professional fees payable	59,405	26,723	52,921	27,525
Printing fees payable	23,951	20,875	31,100	39,857
Accounting and administration fees payable	19,212	26,164	16,982	31,082
Custodian fees payable	1,469	1,897	1,931	2,117
Total liabilities	6,522,823	9,176,759	6,124,227	17,576,394
Partners' capital	80,886,383	105,379,522	90,372,976	243,974,794
Total liabilities and partners' capital	$87,409,206	$114,556,281	$96,497,203	$261,551,188
Components of partners' capital
Capital contributions (net)	$60,248,995	$84,122,046	$64,435,727	$148,549,025
Accumulated net investment income (loss)	(11,525,451)	(16,557,829)	5,460,767	13,385,640
Accumulated net realized gain	30,007,977	41,688,271	33,010,160	103,843,274
Accumulated net unrealized appreciation (depreciation) on investments	2,154,862	(3,872,966)	(12,533,678)	(21,803,145)
Partners' capital	$80,886,383	$105,379,522	$90,372,976	$243,974,794
Net asset value per unit	$108.54	$107.56	$114.38	$113.03
Maximum offering price per unit**	$110.76	$109.76	$114.38	$113.03
Number of registered units	7,500,000.00	7,500,000.00	7,500,000.00	10,000,000.00
Number of outstanding units	745,241.46	979,723.84	790,098.80	2,158,400.46

*  Consolidated Statement. See note 2 in the notes to the financial statements.

**  The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.
1

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF OPERATIONS

For the period ended September 30, 2017 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment loss allocated from Hatteras Master Fund, L.P.
Investment income	$231,163	$303,435	$255,220	$693,063
Operating expenses	(624,187)	(819,293)	(689,146)	(1,871,483)
Net investment loss allocated from Hatteras Master Fund, L.P.	(393,024)	(515,858)	(433,926)	(1,178,420)
Feeder Fund investment income
Interest	8	8	8	4
Total Feeder Fund investment income	8	8	8	4
Feeder Fund expenses
Servicing fee	289,944	380,286	320,098	868,132
Accounting and administration fees	57,643	78,513	50,956	93,134
Insurance fees	19,159	25,210	21,071	56,864
Directors' fees	35,950	35,950	35,694	35,950
Professional fees	26,496	14,000	24,711	13,750
Printing fees	9,250	5,896	16,000	16,800
Custodian fees	4,006	5,080	4,721	6,546
Withholding tax	—	122,394	—	259,621
Other expenses	25,048	18,286	33,689	30,742
Total Feeder Fund expenses	467,496	685,615	506,940	1,381,539
Net investment loss	(860,512)	(1,201,465)	(940,858)	(2,559,955)
Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	5,097,623	6,691,684	5,628,132	15,285,328
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(2,806,636)	(3,683,012)	(3,098,820)	(8,413,400)
Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Master Fund, L.P.	2,290,987	3,008,672	2,529,312	6,871,928
Net increase in partners' capital resulting from operations	$1,430,475	$1,807,207	$1,588,454	$4,311,973

*  Consolidated Statement. See note 2 in the notes to the financial statements.

See notes to financial statements.
2

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2017 and the period ended September 30, 2017 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners' Capital, at March 31, 2016	$108,291,265	$142,886,423	$118,363,629	$318,297,003
Capital contributions	—	—	100,000	140,000
Capital withdrawals	(22,660,472)	(30,484,715)	(24,265,566)	(62,951,421)
Net investment loss	(1,471,560)	(2,019,661)	(1,247,023)	(3,343,073
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	9,966,883	13,140,036	10,933,164	29,495,531
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(3,753,535)	(4,948,830)	(4,112,393)	(11,082,212)
Partners' Capital, at March 31, 2017**	$90,372,581	$118,573,253	$99,771,811	$270,555,828
Capital contributions	—	—	—	50,000
Capital withdrawals	(10,916,673)	(15,000,938)	(10,987,289)	(30,943,007)
Net investment loss	(860,512)	(1,201,465)	(940,858)	(2,559,955)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	5,097,623	6,691,684	5,628,132	15,285,328
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(2,806,636)	(3,683,012)	(3,098,820)	(8,413,400)
Partners' Capital, at September 30, 2017***	$80,886,383	$105,379,522	$90,372,976	$243,974,794

*  Consolidated Statement. See note 2 in the notes to the financial statements.

**  Including accumulated net investment gain/(loss) of $(10,664,939); $(15,356,364); $6,401,625; and $15,945,595, respectively.

***  Including accumulated net investment gain/(loss) of $(11,525,451); $(16,557,829); $5,460,767; and $13,385,640, respectively.

See notes to financial statements.
3

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CASH FLOWS

For the period ended September 30, 2017 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$1,430,475	$1,807,207	$1,588,454	$4,311,973
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Proceeds, net of change in withdrawals receivable, from Hatteras Master Fund, L.P.	11,381,377	15,823,523	11,489,554	32,598,779
Net investment loss allocated from Hatteras Master Fund, L.P.	393,024	515,858	433,926	1,178,420
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(5,097,623)	(6,691,684)	(5,628,132)	(15,285,328)
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations allocated from Hatteras Master Fund, L.P.	2,806,636	3,683,012	3,098,820	8,413,400
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	(83,708)	(416,647)	402,712	(895,870)
(Increase)/Decrease in prepaid assets	(15,618)	(20,575)	(17,548)	(46,694)
(Increase)/Decrease in withholding tax receivable	—	(64,417)	—	(172,203)
Increase/(Decrease) in withholding tax payable	—	(60,553)	—	(121,332)
Increase/(Decrease) in servicing fee payable	(4,755)	(6,478)	(4,935)	(12,899)
Increase/(Decrease) in accounting and administration fees payable	8,938	12,158	8,040	14,937
Increase/(Decrease) in professional fees payable	14,405	6,723	12,921	7,525
Increase/(Decrease) in custodian fees payable	17	289	89	(428)
Increase/(Decrease) in printing fees payable	(202)	(4,125)	6,100	6,857
Net cash provided by operating activities	10,832,966	14,584,291	11,390,001	29,997,137
Cash flows from financing activities:
Capital contributions	—	—	—	50,000
Capital withdrawals, net of change in withdrawals payable	(10,832,966)	(14,584,291)	(11,390,001)	(30,047,137)
Net cash used in financing activities	(10,832,966)	(14,584,291)	(11,390,001)	(29,997,137)
Net change in cash	—	—	—	—
Cash at beginning of year	200,000	205,000	200,000	205,000
Cash at end of period	$200,000	$205,000	$200,000	$205,000
Supplemental disclosure of withholding tax paid	$—	$122,394	$—	$259,621

*  Consolidated Statement. See note 2 in the notes to the financial statements.

See notes to financial statements.
4

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2017 (Unaudited)

1.  ORGANIZATION

The Hatteras Funds, each a "Feeder Fund" and collectively the "Feeder Funds" are:

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933 (the "1933 Act"), as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds' secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Hatteras Master Fund, L.P. (the "Master Fund" together with the Feeder Funds, the "Funds"), which is registered under the 1940 Act. Hatteras Funds, LP (the "Investment Manager" or the "General Partner"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") serves as Investment Manager to the Master Fund. Portfolio Advisors, LLC ("Portfolio Advisors" or the "Sub-Adviser"), a limited liability company registered as an investment adviser under the Advisers Act, serves as sub-adviser to the Master Fund. Investors who acquire units of limited partnership interest in the Feeder Funds ("Units") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Feeder Funds.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (each a "Blocker Fund" and collectively the "Blocker Funds"), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in the Master Fund. The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. The Notes to Financial Statements discuss the Feeder Funds' investment in the Master Fund, for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. assuming, and as stated previously in the paragraph, their investment in the Master Fund passes through the applicable Blocker Fund.

Each Fund is considered an investment company under the 1940 Act, following the Generally Accepted Accounting Principles in the United States of America ("GAAP") and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 946, Financial Services — Investment Companies ("ASC 946"). The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read with the Feeder Funds' financial statements. The percentages of the Master Fund's beneficial limited partnership interests owned by the Feeder Funds at September 30, 2017 are:

Hatteras Core Alternatives Fund, L.P.	15.54%
Hatteras Core Alternatives TEI Fund, L.P.	20.23%
Hatteras Core Alternatives Institutional Fund, L.P.	17.36%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	46.87%

Each of the Feeder Funds has an appointed Board of Directors (collectively the "Boards"), which has the rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds' business.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with GAAP and are expressed in United States ("U.S.") dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value, based on each Feeder Fund's pro rata percentage of partners' capital of the Master Fund. Valuation of securities held by the Master Fund, including the Master Fund's disclosure of

5

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

a.  Investment Valuation (concluded)

investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund's financial statements included elsewhere in this report.

b.  Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.  Feeder Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds is recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager or Sub-Adviser. The Feeder Funds' specific expenses are recorded on an accrual basis.

d.  Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund's allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Advisers ("Adviser Funds"). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.  Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the partners' capital, income, expenses, and the realized and unrealized gains (losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Feeder Funds' tax years ended December 31, 2013 through December 31, 2016, the Feeder Funds are open to examination by major tax jurisdictions under the statute of limitations.

The Feeder Funds have reviewed any potential tax positions as of September 30, 2017 and have determined that they do not have a liability for any unrecognized tax benefits or expense. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended September 30, 2017, the Feeder Funds did not incur any material interest or penalties.

The Blocker Funds may be subject to withholding of U.S. Federal income tax at the current statutory rate of their allocable share of the Master Fund's U.S.-source dividend income and other U.S.-source fixed, determinable annual or periodic gains, profits, or income, as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended. This tax treatment differs in comparison to the tax treatment of most forms of interest income.

f.  Cash

Cash includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners' capital from operations during the reporting period. Actual results could differ from those estimates.

h.  Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds, as presented in the Statements of Assets, Liabilities, and Partners' Capital, Statements of Operations, Statements of Changes in Partners' Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

6

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

3.  ALLOCATION OF LIMITED PARTNERS' CAPITAL

Allocation Periods begin on the first calendar day of each month and end at the close of business on the last day of each month ("Allocation Period"). The Feeder Funds maintain a separate capital account ("Capital Account") on their books for each Limited Partner. Net profits or net losses of the Feeder Funds for each Allocation Period will be allocated among and credited to or debited against the Capital Accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners' capital of the Feeder Funds, which includes; net change in unrealized appreciation or depreciation of investments, realized income and gains or losses, and net investment income or loss during an Allocation Period.

Each Limited Partner's Capital Account will have an opening balance equal to the Limited Partner's initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner's Units or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Ending Units, March 31, 2016	1,064,014.34	1,415,088.11	1,107,141.48	3,013,276.22
Purchases	—	—	937.47	1,317.55
Sales	(217,758.26)	(295,339.17)	(221,462.96)	(581,628.96)
Ending Units, March 31, 2017	846,256.08	1,119,748.94	886,615.99	2,432,964.81
Purchases	—	—	—	443.11
Sales	(101,014.62)	(140,025.10)	(96,517.19)	(275,007.46)
Ending Units, September 30, 2017	745,241.46	979,723.84	790,098.80	2,158,400.46

4.  RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, each Feeder Fund will pay the Investment Manager (in such capacity, the "Servicing Agent") a fund servicing fee at the annual rate of 0.65% of the month-end partners' capital of each Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the cumulative "hurdle amount", which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the preceding calendar year (the "Performance Allocation"). The Performance Allocation is calculated for each Feeder Fund at the Master Fund level. The Performance Allocation is made on a "peak to peak," or "high watermark" basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. There was no Performance Allocation for the six months ended September 30, 2017.

Hatteras Capital Distributors, LLC ("HCD"), an affiliate of the Investment Manager, serves as the Feeder Funds' distributor. HCD receives a servicing fee from the Investment Manager based on the partners' capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

UMB Bank, N.A. ("UMB") serves as custodian of the Feeder Funds' cash balances and provides custodial services for the Feeder Funds. UMB Fund Services, Inc. ("UMBFS"), serves as administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average total Limited Partners' capital, subject to certain minimums.

At September 30, 2017, Limited Partners who are affiliated with the Investment Manager or Portfolio Advisors owned $634,292 (0.73% of partners' capital) of Hatteras Core Alternatives Fund, L.P., $1,795,708 (1.86% of partners' capital) of Hatteras Core Alternatives Institutional Fund, L.P., and $208,720 (0.08% of partners' capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.  RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

7

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

5.  RISK FACTORS (CONCLUDED)

The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund's financial statements included in this report along with the applicable Feeder Fund's prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds' investment objective will be met.

6.  REPURCHASE OF LIMITED PARTNERS' UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase Units, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. In addition, the Board approved one additional forced repurchases during the six months ended September 30, 2017 for Limited Partners with capital balances below a specified minimum. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds' income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner's one year anniversary of its initial investment may be subject to a maximum 2.00% repurchase fee. There were no repurchase fees charged during the six months ended September 30, 2017.

7.  INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds' maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds' financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts for each Feeder Fund are calculated based on each Limited Partner's net asset value. The Investment Manager's interest is excluded from the calculations. An individual Limited Partner's ratios or returns may vary from the table below based on the timing of contributions and withdrawals and Performance Allocation.

The ratios are calculated by dividing total dollars of income or expenses, as applicable, by the average of total monthly Limited Partners' capital. The ratios include the Feeder Funds' proportionate share of the Master Fund's income and expenses.

Total return amounts are calculated based on the change in Unit value during each accounting period.

8

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

The portfolio turnover rate is calculated based on the Master Fund's investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, March 31, 2012	$89.57	$89.37	$92.19	$92.04
Income from investment operations:
Net investment income (loss)	(2.26)	(2.32)	0.21	0.17
Net realized and unrealized gain on investment transactions	5.92	5.83	4.28	4.05
Total from investment operations	3.66	3.51	4.49	4.22
Unit Value, March 31, 2013	93.23	92.88	96.68	96.26
Income from investment operations:
Net investment income (loss)	(0.64)	(0.84)	1.46	0.71
Net realized and unrealized gain on investment transactions	10.09	10.04	8.72	8.68
Total from investment operations	9.45	9.20	10.18	9.39
Unit Value, March 31, 2014	102.68	102.08	106.86	105.65
Income from investment operations:
Net investment income (loss)	0.15	(0.01)	2.48	2.44
Net realized and unrealized gain on investment transactions	6.26	6.37	4.35	4.35
Total from investment operations	6.41	6.36	6.83	6.79
Unit Value, March 31, 2015	109.09	108.44	113.69	112.44
Income from investment operations:
Net investment income	0.58	0.18	4.48	4.22
Net realized and unrealized loss on investment transactions	(7.89)	(7.65)	(11.26)	(11.03)
Total from investment operations	(7.31)	(7.47)	(6.78)	(6.81)
Unit Value, March 31, 2016	101.78	100.97	106.91	105.63
Income from investment operations:
Net investment income (loss)	(3.96)	(4.29)	0.31	0.15
Net realized and unrealized gain on investment transactions	8.97	9.21	5.31	5.42
Total from investment operations	5.01	4.92	5.62	5.57
Unit Value, March 31, 2017	106.79	105.89	112.53	111.20
Income from investment operations:
Net investment income (loss)	(2.86)	(3.19)	(0.31)	(0.35)
Net realized and unrealized gain on investment transactions	4.61	4.86	2.16	2.18
Total from investment operations	1.75	1.67	1.85	1.83
Unit Value, September 30, 2017	$108.54	$107.56	$114.38	$113.03

9

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2017	For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.	(Unaudited)	2017	2016	2015	2014	2013
Total return before Performance Allocation	1.64%[4]	4.92%	(6.70)%	6.24%	10.14%	4.09%
Performance Allocation	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	1.64%[4]	4.92%	(6.70)%	6.24%	10.14%	4.09%
Net investment income (loss)[1]	(1.94)%[5]	(1.44)%	2.24%	1.90%	1.18%	(0.17)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.46%[5]	2.42%	2.44%	2.42%	2.38%	2.30%
Performance Allocation[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.46%[5]	2.42%	2.44%	2.42%	2.38%	2.30%
Partners' capital, end of year (000's)	$80,886	$90,373	$108,291	$144,092	$166,776	$184,954
Portfolio Turnover Rate (Master Fund)	5.22%[4]	6.49%	8.20%	8.78%	19.03%	25.15%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees and interest expense, from the Master Fund. For the period ended September 30, 2017 and the years ended March 31, 2017-2013, the ratios of credit facility fees and interest expense to average partners' capital allocated from the Master Fund were 0.09%, 0.09%, 0.12%, 0.10%, 0.09%, and 0.08%, respectively. For the period ended September 30, 2017 and years ended March 31, 2017-2013, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners' capital were 2.37%, 2.33%, 2.32%, 2.32%, 2.29%, and 2.22%, respectively.

4  Not Annualized

5  Annualized

10

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2017	For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.	(Unaudited)	2017	2016	2015	2014	2013
Total return before Performance Allocation	1.58%[4]	4.88%	(6.89)%	6.23%	9.91%	3.93%
Performance Allocation	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total return after Performance Allocation	1.58%[4]	4.88%	(6.89)%	6.23%	9.91%	3.93%
Net investment income (loss)[1]	(2.07)%[5]	(1.50)%	2.05%	1.87%	0.96%	(0.25)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.59%[5]	2.49%	2.63%	2.45%	2.59%	2.38%
Performance Allocation[1]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[1]	2.59%[5]	2.49%	2.63%	2.45%	2.59%	2.38%
Partners' capital, end of year (000's)	$105,380	$118,573	$142,886	$191,281	$222,419	$246,049
Portfolio Turnover Rate (Master Fund)	5.22%[4]	6.49%	8.20%	8.78%	19.03%	25.15%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees, interest expense, and withholding tax, from the Master Fund. For the period ended September 30, 2017 and years ended March 31, 2017-2013, , the ratios of allocated credit facility fees and interest expense to average partners' capital were 0.09%, 0.09%, 0.12%, 0.10%, 0.09%, and 0.08%, respectively; and the ratios of withholding tax to average partners' capital were 0.21%, 0.16%, 0.22%, 0.10%, 0.24%, and 0.12%, respectively. For the period ended September 30, 2017 and years ended March 31, 2017-2013, the ratios of operating expenses excluding withholding tax, allocated credit facility fees and interest expense to average partners' capital were 2.29%, 2.24%, 2.29%, 2.25%, 2.26%, and 2.18%, respectively.

4  Not Annualized

5  Annualized

11

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2017	For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.	(Unaudited)	2017	2016	2015	2014	2013
Total return before Performance Allocation	1.64%[5]	5.26%	(5.96)%	7.12%	10.91%	4.87%
Performance Allocation	0.00%	0.00%	0.00%[4]	(0.73)%	(0.38)%	0.00%
Total return after Performance Allocation	1.64%[5]	5.26%	(5.96)%	6.39%	10.53%	4.87%
Net investment income (loss)[1]	(1.92)%[6]	(1.12)%	3.02%	1.98%	1.57%	0.60%
Operating expenses, excluding Performance Allocation[1,2,3]	2.44%[6]	2.10%	1.66%	1.62%	1.61%	1.54%
Performance Allocation[1]	0.00%	0.00%	0.00%[4]	0.73%	0.38%	0.00%
Net expenses[1]	2.44%[6]	2.10%	1.66%	2.35%	1.99%	1.54%
Partners' capital, end of year (000's)	$90,373	$99,772	$118,364	$154,963	$179,279	$197,612
Portfolio Turnover Rate (Master Fund)	5.22%[5]	6.49%	8.20%	8.78%	19.03%	25.15%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees and interest expense, from the Master Fund. For the period ended September 30, 2017 and years ended March 31, 2017-2013, the ratios of credit facility fees and interest expense to average partners' capital allocated from the Master Fund were 0.09%, 0.09%, 0.12%, 0.10%, 0.09%, and 0.08%, respectively. For the period ended September 30, 2017 and years ended March 31, 2017-2013, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners' capital were 2.35%, 2.01%, 1.54%, 1.52%, 1.52%, and 1.46%, respectively.

4  Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015, rounds to less than 0.005%.

5  Not Annualized

6  Annualized

12

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

8.  FINANCIAL HIGHLIGHTS (CONCLUDED)

	For the Period Ended September 30, 2017	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.	(Unaudited)	2017	2016	2015	2014	2013
Total return before Performance Allocation	1.65%[5]	5.28%	(6.07)%	7.16%	10.73%	4.74%
Performance Allocation	0.00%	0.00%	0.01%[4]	(0.73)%	(0.98)%	(0.16)%
Total return after Performance Allocation	1.65%[5]	5.28%	(6.06)%	6.43%	9.75%	4.58%
Net investment income (loss)[1]	(1.93)%[6]	(1.11)%	2.92%	2.01%	0.82%	0.40%
Operating expenses, excluding Performance Allocation[1,2,3]	2.45%[6]	2.09%	1.76%	1.59%	1.75%	1.58%
Performance Allocation[1]	0.00%	0.00%	(0.01)%[4]	0.73%	0.98%	0.16%
Net expenses[1]	2.45%[6]	2.09%	1.75%	2.32%	2.73%	1.74%
Partners' capital, end of year (000's)	$243,975	$270,556	$318,297	$414,060	$478,238	$531,555
Portfolio Turnover Rate (Master Fund)	5.22%[5]	6.49%	8.20%	8.78%	19.03%	25.15%

1  Ratios include allocations from the Master Fund.

2  Ratios calculated based on total expenses and average partners' capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund's net asset value, the ratios would have been different.

3  Ratios include other operating expenses of allocated credit facility fees, interest expense, and withholding tax, from the Master Fund. For the period ended September 30, 2017 and years ended March 31, 2017-2013, the ratios of allocated credit facility fees and interest expense to average partners' capital were 0.09%, 0.09%, 0.12%, 0.10%, 0.09%, and 0.08%, respectively; and the ratios of withholding tax to average partners' capital were 0.19%, 0.14%, 0.20%, 0.09%, 0.23%, and 0.11%, respectively. For the period ended September 30, 2017 and years ended March 31, 2017-2013, the ratios of operating expenses excluding withholding tax, allocated credit facility fees and interest expense to average partners' capital were 2.17%, 1.86%, 1.44%, 1.40%, 1.43%, and 1.39%, respectively.

4  Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015.

5  Not Annualized

6  Annualized

13

HATTERAS FUNDS
(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Concluded)

As of and for the six months ended September 30, 2017 (Unaudited)

9.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Boards that a tender offer in an amount of up to approximately 5.00% of partners' capital of each of the Feeder Funds be made for the quarter ending December 31, 2017 to those Limited Partners who elect to tender their Units prior to the expiration of the tender offer period. The Boards approved such recommendation and Limited Partners in the Feeder Funds were notified of the tender offer's expiration date on September 14, 2017, and submitted the following tender requests from October 1, 2017 through the date of expiration of the tender offer:

Hatteras Core Alternatives Fund, L.P.	$4,363,000
Hatteras Core Alternatives TEI Fund, L.P.	$5,720,910
Hatteras Core Alternatives Institutional Fund, L.P.	$4,817,029
Hatteras Core Alternatives TEI Institutional Fund, L.P.	$13,064,909

*************

As of November 1, 2017, the Funds' changed their administrator and custodian from UMB Fund Services, Inc. to U.S. Bancorp Fund Services, LLC.

14

HATTERAS FUNDS

(each a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2017, is set forth below. The business address of each Director is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds' Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities ("Hatteras Funds") in 2003.	8
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	8
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	8
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to 2015).	8
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	8

1  The "Fund Complex" consists of, as of September 30, 2017, the Funds, Hatteras VC Co-Investment Fund II, LLC, Trust for Advisor Solutions (consisting of two funds).

2  Deemed to be an "interested" Director of the Feeder Funds because of his affiliations with Hatteras Funds.

15

HATTERAS FUNDS

(each a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2017, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer and Secretary of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

1  The "Fund Complex" consists of, as of September 30, 2017, the Funds, Hatteras VC Co-Investment Fund II, LLC, Trust for Advisor Solutions (consisting of five funds) and Underlying Funds Trust (consisting of two funds).

16

HATTERAS FUNDS

(each a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

2017 PROXY RESULTS

A Special Meeting of the Limited Partners was held on May 17, 2017, as reconvened on June 13, 2017, to consider the proposals described below. The proposal was approved. The results of the voting at the Special Meeting are as follows:

1.  Approval of the Investment Sub-Advisory Agreement among Portfolio Advisors, LLC, Hatteras Funds, LP and the Master Fund.

Hatteras Core Alternatives Fund, L.P.

No. of Votes
Affirmative	367,926
Against	14,489
Abstain	45,687
Total	428,102

Hatteras Core Alternatives TEI Fund, L.P.

No. of Votes
Affirmative	502,254
Against	8,738
Abstain	49,771
Total	560,763

Hatteras Core Alternatives Institutional Fund, L.P.

No. of Votes
Affirmative	428,421
Against	13,778
Abstain	5,274
Total	447,473

Hatteras Core Alternatives TEI Institutional Fund, L.P.

No. of Votes
Affirmative	1,180,388
Against	73,110
Abstain	8,129
Total	1,261,627

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2017 or to obtain a free copy of the Master Fund's complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Feeder Funds' Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

[THIS PAGE INTENTIONALLY LEFT BLANK]

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2017
(Unaudited)

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

As of and for the six months ended September 30, 2017
(Unaudited)

Table of Contents

Schedule of Investments	1-5
Statement of Assets, Liabilities and Partners' Capital	6
Statement of Operations	7
Statements of Changes in Partners' Capital	8
Statement of Cash Flows	9
Notes to Financial Statements	10-17
Board of Directors	18
Fund Management	19
Other Information	20

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL

Percentages are as follows:

Investments in Adviser Funds and Securities — (96.83%)	Shares	Cost	Fair Value
Absolute Return — (8.00%)
Citadel Wellington, LLC (Class A)[a,b,c,d]		$5,495,951	$15,933,840
D.E. Shaw Composite Fund, LLC[a,b,e]		402,478	881,526
Eton Park Fund, L.P.[a,b,e]		552,679	192,001
HBK Multi-Strategy Fund, L.P.[a,b]		10,000,000	10,064,442
OZ Asia, Domestic Partners, L.P.[a,b,d,e]		537,250	321,501
Perry Partners, L.P.[a,b,e]		14,228	24,889
Pipe Equity Partners[a,b,e]		7,862,378	1,074,037
Pipe Select Fund, LLC[a,b,e]		3,428,366	2,572,397
Stark Investments, L.P.[a,b,e]		72,740	62,933
Stark Select Asset Fund, LLC[a,b,e]		216,638	234,807
Third Point Partners Qualified, L.P.[a,b]		10,000,000	10,227,165
Total Absolute Return		38,582,708	41,589,538
Enhanced Fixed Income — (3.88%)
BDCM Partners I, L.P.[a,b,e]		9,616,875	12,044,927
Drawbridge Special Opportunities Fund, L.P.[a,b,e]		192,875	256,029
Fortress VRF Advisors I, LLC[a,b,e]		187,040	116,865
Harbinger Capital Partners Fund I, L.P.[a,b,d,e]		4,552,148	1,422,977
Harbinger Class L Holdings (U.S.), LLC[a,b,e]		18,793	25,327
Harbinger Class LS Holdings I (U.S.) Trust[a,b,e]	2,458	6,226,158	605,295
Harbinger Class PE Holdings (U.S.) Trust[a,b,e]	3	391,346	248,760
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b,c,e]		12,326,927	5,145,248
Marathon Special Opportunities Fund, L.P.[a,b,e]		544,487	252,194
Prospect Harbor Designated Investments, L.P.[a,b,e]		13,705	40,022
Strategic Value Restructuring Fund, L.P.[a,b,e]		170	368
Total Enhanced Fixed Income		34,070,524	20,158,012
Opportunistic Equity — (16.12%)
Broadfin Healthcare Fund, L.P.[a,b,c]		4,658,963	10,250,940
Camcap Resources, L.P.[a,b,e]		491,057	55,868
Crosslink Crossover Fund IV, L.P.[a,b,e]		543,144	1,110,164
Crosslink Crossover Fund V, L.P.[a,b,e]		482,557	1,199,454
Crosslink Crossover Fund VI, L.P.[a,b,e]		5,938,610	10,063,093
EMG Investment, LLC[a,b,e]		766,828	2,031,336

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Opportunistic Equity — (16.12%) (concluded)	Cost	Fair Value
Gavea Investment Fund II, L.P.[a,b,d,e]	$7,831	$26,350
Gavea Investment Fund III, L.P.[a,b,d,e]	123,327	893,915
Hound Partners, L.P.[a,b,c]	7,837,561	12,026,241
Light Street Argon, L.P.[a,b]	5,579,530	8,168,236
New Horizon Opportunities Fund, LLC[a,b,f]	5,000,000	5,325,831
Teng Yue Partners Fund, L.P.[a,b,c]	5,840,827	10,125,248
The Raptor Private Holdings, L.P.[a,b,e]	169,182	103,128
Tybourne Equity (U.S.) Fund, Class Aa,b,c,d	12,006,254	20,806,974
Valiant Capital Partners, L.P.[a,b,c,e]	535,963	1,167,895
WCP Real Estate Strategies Fund, L.P.[a,b,e]	592,047	495,558
Total Opportunistic Equity	50,573,681	83,850,231
Private Investments — (68.78%)
Investments in Adviser Funds
ABRY Advanced Securities Fund, L.P.[a,b,d]	231,526	118,004
ABRY Advanced Securities Fund III, L.P.[a,b,d]	1,265,094	1,606,569
ABRY Partners VI, L.P.[a,b]	1,515,269	206,486
ABRY Partners VII, L.P.[a,b]	2,215,710	2,559,339
ABRY Partners VIII, L.P.[b,d]	2,311,622	2,370,047
Accel-KKR Capital Partners III, L.P.[a,b]	4,017,668	5,089,884
Accel-KKR Capital Partners IV, L.P.[b]	1,841,385	2,184,957
ACM Opportunities Fund, L.P.[a,b]	3,000,000	4,404,404
Angeles Equity Partners I, L.P.[b]	243,416	160,868
Arclight Energy Partners Fund IV, L.P.[b]	1,166,012	565,842
Arclight Energy Partners Fund V, L.P.[a,b]	3,616,050	2,833,558
Ascendent Capital Partners I, L.P.[b,d]	1,372,552	1,239,812
BDCM Opportunity Fund II, L.P.[b]	3,226,016	5,190,235
Benson Elliot Real Estate Partners II, L.P.[a,b,g]	3,655,569	923,304
Cadent Energy Partners II, L.P.[b]	4,966,803	7,805,570
Canaan Natural Gas Fund X, L.P.[a,b]	6,152,301	958,911
CDH Fund IV, L.P.[b,d]	1,246,280	2,719,654
CDH Venture Partners II, L.P.[b,d]	3,173,081	4,209,807
China Special Opportunities Fund III, L.P.[b,d]	5,754,452	6,692,340
Claremont Creek Ventures, L.P.[a,b]	1,837,596	1,280,669
Claremont Creek Ventures II, L.P.[a,b]	3,275,900	3,499,856
Colony Investors VII, L.P.[a,b]	2,710,480	575,200
Colony Investors VIII, L.P.[b]	6,661,189	664,000
CX Partners Fund Limited[b,d]	3,811,379	6,460,069
Dace Ventures I, L.P.[a,b]	2,202,471	1,027,488
Darwin Private Equity I, L.P.[b,g]	4,660,158	1,324,456
ECP IHS (Mauritius) Limited[a,b,f]	7,273,981	10,274,003
EMG AE Permian Co-Investment, L.P.[a,b]	3,000,000	541,389
EMG Ascent 2016, L.P.[a,b]	4,203,815	6,008,212
EMG Ascent Secondary Fund, L.P.[a,b]	57,543	57,543
EnerVest Energy Institutional Fund X-A, L.P.[a,b]	2,177,100	1,028,398
EnerVest Energy Institutional Fund XI-A, L.P.[a,b]	6,173,794	2,791,458
ENR Partners, L.P.[a,b]	1,396,986	1,609,808
Fairhaven Capital Partners, L.P.[a,b]	4,912,028	5,235,093
Florida Real Estate Value Fund, L.P.[b]	—	1,408,126
Forum European Realty Income III, L.P.[b,d]	3,243,209	1,505,960
Garrison Opportunity Fund, LLC[a,b]	—	636,934
Garrison Opportunity Fund II A, LLC[a,b]	—	1,447,771
Glade Brook Private Investors II, L.P.[a,b]	4,212,778	4,012,237
GB Private Opportunities Fund,[a,b]	4,039,735	4,875,770
Great Point Partners I, L.P.[a,b]	1,473,620	1,127,665

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Private Investments — (68.78%) (continued)	Shares/ Contracts	Cost	Fair Value
Greenfield Acquisition Partners V, L.P.[b]		$2,423,903	$409,435
GTIS Brazil Real Estate Fund, L.P.[b]		6,749,488	7,037,154
Halifax Capital Partners II, L.P.[a,b]		1,744,671	848,717
Halifax Capital Partners III, L.P.[a,b]		3,267,936	2,150,263
Hancock Park Capital III, L.P.[a,b]		904,413	889,947
Healthcor Partners Fund, L.P.[a,b,c]		3,773,993	4,774,699
Hillcrest Fund, L.P.[a,b,d]		2,407,595	829,989
Intervale Capital Fund, L.P.[a,b]		2,190,373	1,889,573
IP Fashion Holdings PTE, LTD.[a,b,h]		1,545,000	—
J.C. Flowers II, L.P.[b,d]		8,954,945	10,906,247
J.C. Flowers III, L.P.[b,d]		5,549,185	5,548,265
LC Fund V, L.P.[b,d]		3,118,227	4,349,864
Light Street SPVH, L.P.[a,b]		2,000,000	1,956,651
Lighthouse Capital Partners VI, L.P.[a,b]		331,432	355,236
Lyfe Capital Fund, L.P.[a,b,d]		2,636,857	2,425,854
Merit Energy Partners F-II, L.P.[a,b]		1,156,832	504,357
Mid Europa Fund III, L.P.[b,i]		3,805,055	2,084,577
Midstream & Resources Follow-On Fund, L.P.[b]		1,007,345	2,684,322
Monomoy Capital Partners II, L.P.[a,b]		5,372,984	3,431,442
Natural Gas Partners VIII, L.P.[b]		643	81,562
Natural Gas Partners IX, L.P.[b]		703,440	520,037
New Horizon Capital III, L.P.[b,d]		2,876,176	5,586,137
NGP Energy Technology Partners, L.P.[a,b]		701,688	314,516
NGP Energy Technology Partners II, L.P.[b]		4,290,493	2,291,051
NGP Midstream & Resources, L.P.[b]		4,035,736	4,153,921
NGP Natural Resources X, L.P.[b]		1,978,482	1,384,340
NGP Natural Resources XI, L.P.[b]		1,862,091	2,133,722
Northstar Equity Partners III Limited[b,d]		3,699,816	3,390,359
OCM Mezzanine Fund II, L.P.[a,b]		382,661	401,844
Octave Japan Infrastructure Fund 1[a,b,j]		1,275,460	1,225,706
ORBIS Real Estate Fund I, L.P.[a,b,f]		2,916,228	1,438,594
Orchid Asia IV, L.P.[b,d]		2,753,324	2,030,139
Parmenter Realty Fund IV, L.P.[b]		2,329,300	2,279,686
Patron Capital III, L.P.[a,b,g]		4,099,578	1,265,110
Pearlmark Mezzanine Realty Partners III, LLC[b]		1,789,979	940,237
Pennybacker II, L.P.[b]		894,235	14,188
Phoenix Asia Real Estate Investments II, L.P.[a,b,d]		2,737,810	2,628,558
Pine Brook Capital Partners, L.P.[b]		6,765,018	5,309,639
Private Equity Investment Fund V, L.P.[a,b]		12,442,342	5,934,133
Private Equity Investors Fund IV, L.P.[a,b]		2,079,886	1,151,342
Private Investors III, LLC[a,b]		3,072,312	2,683,454
Quantum Energy Partners IV, L.P.[a,b]		4,802,736	2,566,754
Quantum Energy Partners V, L.P.[a,b]		8,266,799	11,207,765
Rockwood Capital Real Estate Partners Fund VII, L.P.[b]		3,756,420	1,555,557
Roundtable Healthcare Management III, L.P.[a,b]		4,647,571	6,473,510
Roundtable Healthcare Partners II, L.P.[a,b]		—	303,401
Saints Capital VI, L.P.[b]		6,057,511	3,100,992
Sanderling Venture Partners VI Co-Investment Fund, L.P.[a,b]		560,181	478,541
Sanderling Venture Partners VI, L.P.[a,b]		735,999	846,234
SBC U.S. Fund, L.P.[a,b]		2,917,706	3,526,800
Sentient Global Resources Fund III, L.P.[a,b,d]		12,507,019	13,439,869
Sentient Global Resources Fund IV, L.P.[a,b]		5,668,897	5,245,682
Silver Knight Investment LTD.[b,d]	19	271,016	516,665
Singerman Real Estate Opportunity Fund I, L.P.[b]		1,352,780	1,736,258
Sovereign Capital Limited Partnership III[b,g]		3,073,396	6,553,711

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Private Investments — (68.78%) (concluded)	Shares/ Contracts	Cost	Fair Value
Square Mile Partners III, L.P.[a,b]		$2,278,484	$1,542,404
Sterling Capital Partners II, L.P.[a,b]		1,538,753	425,856
Sterling Group Partners III, L.P.[a,b]		4,943,076	3,420,852
Strategic Value Global Opportunities Fund I-A, L.P.[a,b]		1,836,663	896,695
Talara Opportunities III, L.P.[a,b]		931,001	67,003
TDR Capital AS 2013, L.P.[a,b,g]		6,184,080	5,503,043
Tenaya Capital V, L.P.[a,b]		3,327,944	3,119,474
The Column Group, L.P.[a,b]		4,438,757	6,508,135
The Energy and Minerals Group Fund II, L.P.[b]		4,249,262	6,432,989
The Energy and Minerals Group Fund III, L.P.[b]		2,746,943	2,354,830
The Energy and Minerals Group Fund IV, L.P.[b]		1,011,772	1,268,938
The Founders Fund III, L.P.[a,b]		4,705,227	15,702,081
The Founders Fund IV, L.P.[a,b]		70,000	70,000
The Founders Fund VI, L.P.[a,b]		2,110,236	8,901,130
Tiger Global Investments Partners VI, L.P.[a,b,d]		4,398,515	5,161,438
Tiger Global Investments Partners VII, L.P.[b,d]		2,046,341	2,527,741
Tiger Global Investments Partners X, L.P.[a,b,d]		944,000	925,084
TPF II, L.P.[a,b]		1,814,310	177,719
Trivest Fund IV, L.P.[a,b]		3,085,387	4,065,775
Trivest Fund V, L.P.[a,b]		1,952,334	2,313,322
Trivest Growth Investment Fund, L.P.[a,b]		273,009	234,333
True Ventures III, L.P.[a,b]		2,193,024	2,801,387
Urban Oil and Gas Partners A-1, L.P.[a,b]		6,874,263	1,600,000
Urban Oil and Gas Partners B-1, L.P.[b]		3,352,380	3,215,430
VCFA Private Equity Partners IV, L.P.[b]		1,064,698	187,371
VCFA Venture Partners V, L.P.[a,b]		3,052,527	1,734,492
Voyager Capital Fund III, L.P.[a,b]		1,906,854	2,424,734
WCP Real Estate Fund I, L.P.[a,b]		817,932	330,845
Westview Capital Partners II, L.P.[a,b]		3,461,580	4,258,652
Zero2IPO China Fund II, L.P.[a,b,d]		3,260,656	1,914,142
Total Investments in Adviser Funds		376,409,539	357,104,197
Investments in Private Companies
Illumitex, Inc., Common Stock[a,b]	1,331,167	1,000,000	—
Illumitex, Inc., Series A-1 Preferred Stock[a,b]	2,404,160	499,369	608,785
Illumitex, Inc., Series X Preferred Stock[a,b]	2,404,160	—	—
Total Investments in Private Companies		1,499,369	608,785
Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022[a,b]	553,352	—	—
Total Investment in Private Company Call Options		—	—
Total Private Investments		377,908,908	357,712,982
Tactical Trading — (0.05%)
Investments in Adviser Funds
Drawbridge Global Macro Fund, L.P.[a,b,e]		4,528	2,291
Touradji Private Equity Onshore Fund, LTD.[a,b,d,e]		1,773,871	270,811
Total Investments in Adviser Funds		1,778,399	273,102
Total Tactical Trading		1,778,399	273,102
Total Investments in Adviser Funds and Securities (cost $502,914,220)			503,583,865

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

Short-Term Investments — (7.61%)	Shares	Cost	Fair Value
Fidelity Money Market Government Portfolio — Institutional Class, 0.95%[k]	39,580,495	$39,580,495	$39,580,495
Total Short-Term Investments (cost $39,580,495)			39,580,495
Total Investments (cost $542,494,715) (104.44%)			543,164,360
Liabilities in excess of other assets (-4.44%)			(23,078,036)
Partners' capital — (100.00%)			$520,086,324

a  Non-income producing.

b  Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.

c  Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these investments as of September 30, 2017 was $52,476,439 and $80,231,085, respectively.

d  Domiciled in Cayman Islands

e  The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of September 30, 2017 was $58,586,226 and $42,941,966 respectively.

f  Domiciled in Mauritius

g  Domiciled in United Kingdom

h  Domiciled in Republic of Singapore

i  Domiciled in Guernsey

j  Domiciled in Japan

k  The rate shown is the annualized 7-day yield as of September 30, 2017

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

September 30, 2017 (Unaudited)

Assets
Investments in Adviser Funds and securities, at fair value (cost $502,914,220)	$503,583,865
Investments in short-term investments, at fair value (cost $39,580,495)	39,580,495
Cash	34,301
Receivable from redemption of Adviser Funds	16,343,171
Distributions and interest receivable	30,346
Total assets	$559,572,178
Liabilities and partners' capital
Withdrawals payable	$38,713,858
Management fee payable	466,055
Professional fees payable	144,635
Accounting and administration fees payable	75,420
Printing fees payable	26,772
Risk management fees payable	25,732
Line of credit fees payable	20,000
Custodian fees payable	13,382
Total liabilities	39,485,854
Partners' capital	520,086,324
Total liabilities and partners' capital	$559,572,178
Commitments and Contingencies (See Note 10)
Components of partners' capital
Capital contributions (net)	$241,552,877
Accumulated net investment income	74,678,238
Accumulated net realized gain	203,185,564
Accumulated net unrealized appreciation on investments	669,645
Partners' capital	$520,086,324

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF OPERATIONS

For the period ended September 30, 2017 (Unaudited)

Investment income
Distributions from Adviser Funds	$1,318,902
Interest	151,085
Other income	12,884
Total investment income	1,482,871
Operating expenses
Management fee	2,860,545
Professional fees	306,962
Line of credit fees	243,333
Accounting and administration fees	229,849
Risk management expense	191,516
Custodian fees	34,209
Compliance consulting fees	26,750
Printing expense	25,000
Interest expense	3,225
Other expenses	82,710
Total operating expenses	4,004,099
Net investment loss	(2,521,228)
Net realized gain and change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange transactions/translations
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	32,702,767
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	(18,001,868)
Net realized gain and change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange transactions/translations	14,700,899
Net increase in partners' capital resulting from operations	$12,179,671

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

For the year ended March 31, 2017 and the period ended September 30, 2017 (Unaudited)

	General Partner's Capital	Limited Partners' Capital	Total Partners' Capital
Partners' Capital, at March 31, 2016	$—	$687,881,646	$687,881,646
Capital contributions	—	186,440	186,440
Capital withdrawals	—	(146,189,073)	(146,189,073)
Net investment loss	—	(2,317,772)	(2,317,772)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	—	63,535,614	63,535,614
Net change in unrealized appreciation (depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	(23,896,970)	(23,896,970)
Partners' Capital, at March 31, 2017*	$—	$579,199,885	$579,199,885
Capital contributions	—	—	—
Capital withdrawals	—	(71,293,232)	(71,293,232)
Net investment loss	—	(2,521,228)	(2,521,228)
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	—	32,702,767	32,702,767
Net change in unrealized appreciation (depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	(18,001,868)	(18,001,868)
Partners' Capital, at September 30, 2017**	$—	$520,086,324	$520,086,324

*  Including accumulated net investment income of $77,199,466.

**  Including accumulated net investment income of $74,678,238.

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF CASH FLOWS

For the period ended September 30, 2017 (Unaudited)

Cash flows from operating activities:
Net increase in partners' capital resulting from operations	$12,179,671
Adjustments to reconcile net increase in partners' capital resulting from operations to net cash provided by operating activities:
Purchase of Adviser Funds and securities	(27,992,194)
Proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities, net of change in related receivables	122,960,604
Net realized gain from investments in Adviser Funds, securities and foreign exchange transactions	(32,702,767)
Net change in unrealized depreciation on investments in Adviser Funds, securities and foreign exchange translations	18,001,868
Net purchases of short-term investments	(22,072,204)
Increase in distributions and interest receivable	(23,863)
Decrease in prepaid assets	58
Decrease in management fee payable	(45,110)
Increase in professional fees payable	14,635
Increase in accounting and administration fees payable	34,889
Decrease in risk management fees payable	(24,268)
Decrease in line of credit fees payable	(1,333)
Increase in printing fees payable	1,772
Increase in custodian fees payable	2,263
Net cash provided by operating activities	70,334,021
Cash flows from financing activities:
Capital contributions	—
Capital withdrawals, net of change in withdrawals payable	(70,299,720)
Line of credit borrowings	20,033,333
Line of credit repayments	(20,033,333)
Net cash used in financing activities	(70,299,720)
Net change in cash	34,301
Cash at beginning of year	—
Cash at end of period	$34,301
Supplemental disclosure of interest expense paid	$3,225
Supplemental disclosure of line of credit fees paid	$244,666

See notes to financial statements.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2017 (Unaudited)

1.  ORGANIZATION

Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company. The Master Fund is managed by Hatteras Funds, LP (the "Investment Manager" or the "General Partner"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Portfolio Advisors, LLC ("Portfolio Advisors" or the "Sub-Adviser"), a limited liability company registered as an investment adviser under the Advisers Act, serves as sub-adviser to the Master Fund. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund's secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies, asset categories, and trading advisers ("Advisers") and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser by becoming a participant in an investment vehicle operated by such Adviser (each an "Adviser Fund", collectively, the "Adviser Funds") which includes exchange traded funds ("ETFs"), hedge funds, and investment funds.

The Master Fund is considered an investment company under the 1940 Act, following the Generally Accepted Accounting Principles in the United States of America ("GAAP") and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 946, Financial Services — Investment Companies ("ASC 946").

The Master Fund has an appointed Board of Directors (the "Board"), which has the rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Basis of Accounting

The Master Fund's accounting and reporting policies conform with GAAP.

b.  Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.  Valuation of Investments

The Master Fund's valuation procedures have been approved by the Master Fund's Board. The valuation procedures are implemented by the Master Fund's Investment Manager and Sub-Adviser and the third party administrator, which report to the Board. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.

Investments held by the Master Fund include:

•  Investments in Adviser Funds — The Master Fund values interests in the Adviser Funds at fair value, using the net asset value ("NAV") or pro rata interest in the members' capital of the Adviser Funds as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Adviser Funds, which ordinarily will be the value determined by their respective investment managers. Investments in Adviser Funds are subject to the terms of the Adviser Funds' offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds' investment managers as required by the Adviser Funds' offering documents. If the Investment Manager and Sub-Adviser determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under the Master Fund's valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Adviser Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

  The interests of some Adviser Funds, primarily investments in private equity funds, may be valued based on the best information available at the time the Master Fund's partners' capital is calculated. The Investment Manager and Sub-Adviser have established procedures for reviewing the effect on the Master Fund's partners' capital due to the timing of the reported value of interests received for certain Adviser Funds. The Master Fund is not able to obtain complete investment holding details of each of the

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

Adviser Funds held within the Master Fund's portfolio in order to determine whether the Master Fund's proportional share of any investments held by the Adviser Funds exceed 5% of the partners' capital of the Master Fund as of September 30, 2017.

•  Investments in Securities — Securities traded on one or more of the United States ("U.S.") national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Money market funds are valued daily at their net asset value.

•  Investments in Private Companies — Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Manager. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization ("EBITDA"), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent round of financing in the company's stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Investment Manager's own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets — e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions — adjusted by the Investment Manager for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Investment Manager to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of investments in private companies in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the investments in private companies were sold.

•  Investments in Options — Options contracts give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. For the six months ended September 30, 2017, the Master Fund held options that were granted from one of the Master Fund's private companies. Options are valued by the Investment Manager and Sub-Adviser using an option pricing model. At September 30, 2017, the fair value of options held by the Master Fund had no effect on the Schedule of Investments. For the six months ended September 30, 2017, options had no effect on unrealized appreciation (depreciation) in the Master Fund's Statement of Operations. During the six months ended September 30, 2017, no other derivatives were held by the Master Fund.

The Master Fund classifies its assets and liabilities in accordance with ASC 820 — Fair Value. The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund's assets and liabilities. The inputs are summarized in the three broad levels listed below:

•  Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•  Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

•  Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

The following table presents the Master Fund's fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2017. Assets and liabilities are valued using NAV as practical expedient, an indicator of fair value, and are listed in a separate column to permit reconciliation to the totals in the Statement of Assets, Liabilities and Partners' Capital.

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Absolute Return	$—	$—	$—	$41,589,538	$41,589,538
Enhanced Fixed Income	—	—	—	20,158,012	20,158,012
Opportunistic Equity	—	—	—	83,850,231	83,850,231
Private Investments	—	—	608,785	357,104,197	357,712,982
Tactical Trading	—	—	—	273,102	273,102
Short-Term Investment	39,580,495	—	—	—	39,580,495
Total	$39,580,495	$—	$608,785	$502,975,080	$543,164,360

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balance as of March 31, 2017	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Proceeds from Redemptions/ Gross Sales	Balance as of September 30, 2017
Private Investments	$608,785	$—	$—	$—	$—	$608,785
Total Level 3 Investments	$608,785	$—	$—	$—	$—	$608,785

For the six months ended September 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Master Fund's policy to recognize transfers in and out of all Levels at the beginning of the reporting period.

The net realized gain (loss) and change in unrealized appreciation (depreciation) in the table above are reflected in the accompanying Statement of Operations. There was no change in unrealized appreciation (depreciation) from Level 3 investments held at September 30, 2017.

Adjustments to the NAV provided by the Investment Manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund's measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund's valuation procedures that the Adviser Fund is not being reported at fair value. No adjustments were made to the NAV provided by the Investment Manager or administrator of the Adviser Funds.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2017:

Type of Level 3 Investment	Fair Value as of September 30, 2017	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$608,785	Current value method	Recent round of financing
Total Level 3 Investments	$608,785

The significant unobservable inputs used in the fair value measurement of the Master Fund's Private Investment shares are based on the portfolio company's most recent round of financing. If the financial condition of this company was to deteriorate, the value of the stock in these private companies held by the Master Fund would be lower.

The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Master Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (concluded)

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Restrictions Terms
Opportunistic Equity(a)	Investments in global equity markets and strategies involving specific market sectors, such as financial, technology, public real estate and public energy.	$83,850	N/A	Indefinite life	Monthly-Annually	30-95	0-3 years
Enhanced Fixed Income(b)	Investments in non-traditional fixed income securities, including distressed debt strategies.	$20,158	N/A	Indefinite life	Quarterly-Annually	30-90	0-3 years
Absolute Return(c)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$41,590	N/A	Indefinite life	Quarterly-Annually	45-90	0-2 years
Tactical Trading(d)	Investments in commodities, currencies, global bonds and international stock indices, with low correlation to the equity markets.	$273	N/A	Indefinite life	Daily-Quarterly	0-45	0-3 years
Private Investments(e)	Investments in Private Equity, Private Real Estate, Private Energy and Natural Resources, generally through private partnerships or direct investments.	$357,713	$51,558	Up to 10 years with extensions available after the stated termination date	None Permitted	N/A	N/A

a  This category includes Adviser Funds that predominantly invest in all global markets, including the U.S. domestic markets, and predominantly invest in equity securities. While the Opportunistic Equity investment strategy consists of Adviser Funds that trade predominantly in equity securities, certain of the Advisers chosen may additionally invest all or a portion of the Advisers Fund in debt or other instruments.

b  This category includes Adviser Funds that invest primarily in high yield debt, distressed securities, structured credit, and opportunistic credit (including, among other things, in emerging markets).

c  This category is defined as having a relatively low or negative correlation to the equity markets. In addition, certain strategies within the Absolute Return investment strategy may have less volatility through the use of arbitrage based strategies and hedging tools (e.g., "market" puts and calls, etc.). The Absolute Return investment strategy includes Adviser Funds that invest using Event Driven Arbitrage, Convertible Arbitrage, Merger Arbitrage, Fixed Income Arbitrage, Volatility Arbitrage and Statistical Arbitrage.

d  This category includes Adviser Funds who engage in directional trading strategies. Some of the Tactical Trading strategies incorporate equity assets as well as currencies, commodities and debt instruments. Commodity Trading Advisors (CTAs) are included in the Tactical Trading investment strategy. Historically, the Tactical Trading investment strategy has a relatively low correlation to the equity markets. Global Macro/Managed Futures strategies are generally categorized as either discretionary or systematic in nature and may assume aggressive investment postures with respect to position concentrations, use of leverage, portfolio turnover, and the various investment instruments used.

e  This category invests in three sub-strategies (Private Equity, Private Real Estate and Private Energy and Natural Resources). Private Equity investing seeks to generate capital appreciation through investments in private companies in need of capital. Private Equity seeks to profit from, among other things, the inefficiencies inherent in these markets though valuation and due diligence analysis of available business opportunities. Private Real Estate strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in (i) existing or newly constructed income-producing properties, including office, industrial, retail, and multi-family residential properties, (ii) raw land, which may be held for development or for the purpose of appreciation, and/or (iii) timber (whether directly or through a REIT or other Adviser Fund). The Private Energy and Natural Resources strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in private or (sometimes) publicly traded energy companies.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

d.  Investment Transactions and Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Capital gain distributions received are recorded as capital gains as soon as information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Adviser Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost. When unfunded investment commitments are called by Adviser Funds, the interests in Adviser Funds received are recorded as an increase to cost.

e.  Foreign Currency

Investments in Adviser Funds, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.  Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors' fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

g.  Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's profit and loss.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Master Fund's tax years ended December 31, 2013 through December 31, 2016 the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2017 and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

h.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in partners' capital from operations during the reporting period. Actual results could differ from those estimates.

3.  ALLOCATION OF PARTNERS' CAPITAL

Net profits or net losses of the Master Fund for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

4.  REPURCHASE OF LIMITED PARTNERS' INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager and Sub-Adviser. The Investment Manager and Sub-Adviser generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. In addition, the Board approved one additional forced repurchases during the six months ended September 30, 2017 for Limited Partners with capital balances below a specified minimum. The Master Fund will not offer repurchases of interests of more than 20% of its Partners' capital in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund's income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.  MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager and Sub-Adviser are responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the sub-advisory agreement among the Master Fund, the Investment Manager and Portfolio Advisors (the "Sub-Advisory Agreement") and the investment management agreement between the Master Fund and the Investment Manager (the "Advisory Agreement"). At a meeting of the Board of Directors of the Master Fund held on February 27, 2017, the Board voted to terminate the Sub-Advisory Agreement among Morgan Creek Capital Management ("MCCM"), the Investment Manager, and the Master Fund. The termination of MCCM was subject to a 60-day notification period and became effective April 28, 2017 (the "Termination Date"). The Board, under Rule 15a-4 of the 1940 Act, appointed Portfolio Advisors as Sub-Adviser on an interim basis effective on the Termination Date until Portfolio Advisors was approved by shareholders as of June 13, 2017. Under the Sub-Advisory Agreement and the Advisory Agreement (together, the "Investment Management Agreements"), the Investment Manager and Sub-Adviser are responsible for developing, implementing and supervising the Master Fund's investment program. In consideration for the advisory and other services provided by the Investment Manager, the Master Fund pays the Investment Manager a management fee (the "Management Fee") equal to 1.00% on an annualized basis of the aggregate value of its partners' capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

The Master Fund does not pay the sub-adviser directly, but rather the Sub-Adviser is entitled to a portion of the Management Fee received by the Investment Manager.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of each Limited Partner interests of the Master Fund exceed the non-cumulative "hurdle amount," which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the last calendar year (the "Performance Allocation"). The Performance Allocation is made on a "peak to peak", or "high watermark" basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to a percentage of the Performance Allocation the General Partner receives from the Master Fund. For the six months ended September 30, 2017, no Performance Allocation was accrued or earned for the period from April 1, 2017 to September 30, 2017.

Each member of the Board who is not an "interested person" of the Master Fund ("Independent Director"), as defined by the 1940 Act, receives an annual retainer. The allocation of the retainer to the Master Fund is based on the assets under management of all of the affiliated funds and trusts that the Board oversees. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.  ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays UMB Fund Services, Inc. ("UMBFS") an administration fee based on the month-end partners' capital of the Master Fund. UMBFS also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For the six months ended September 30, 2017, the total accounting and administration fees were $229,849.

UMB Bank, N.A. ("UMB") serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund, except for collateral held for the Master Fund's credit facility, as described below in Note 8.

7.  INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds and securities for the six months ended September 30, 2017 amounted to $28,050,997. Total proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities for the six months ended September 30, 2017 amounted to $92,692,989. The cost of investments in Adviser Funds for U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2017.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Continued)

As of and for the six months ended September 30, 2017 (Unaudited)

7.  INVESTMENT TRANSACTIONS (CONCLUDED)

The Master Fund invests substantially all of its available capital in Advisor Funds, ETFs, Mutual Funds and Private Investments. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8.  CREDIT FACILITY

The Master Fund maintains a credit facility (the "Facility") which is secured by certain interests in Adviser Funds that expires on October 11, 2017. For the period from April 1, 2017 to September 30, 2017, the maximum borrowing amount was $80,000,000. A fee of 60 basis points per annum is payable monthly in arrears on the unused portion of the Facility, while the interest rate charged on the borrowings is the 3-month London Interbank Offer Rate plus a spread of 175 basis points. Collateral for the Facility is held by U.S. Bank N.A. as custodian. Interest and fees incurred for the six months ended September 30, 2017 are disclosed in the accompanying Statement of Operations. At September 30, 2017, the Master Fund had $20,000 payable on the unused portion of the Facility and there was no outstanding payables for interest on borrowings. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under the Facility for the six months ended September 30, 2017 was 3.06%, $5,025,000, and $20,000,000, respectively. The date of maximum borrowing was May 1, 2017. During the six months ended September 30, 2017 a total of $20,033,333 was borrowed from the Facility all of which was repaid prior to September 30, 2017. There was no outstanding borrowing at September 30, 2017.

9.  INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  COMMITMENTS

As of September 30, 2017, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $51,557,840. Four Adviser Funds in the Private Investment Strategy have commitments denominated in Euros, two Adviser Funds have commitments denominated in Pound Sterling, and one Adviser Fund has commitments denominated in Japanese Yen. At September 30, 2017, the unfunded commitments for these Adviser Funds totaled €2,249,651 EUR, £918,022 GBP and ¥186,765,277 JPY, respectively. At September 30, 2017, the exchange rate used for the conversion was 1.1814 USD/EUR, 1.3398 USD/GBP and 112.51 JPY/USD. The U.S. Dollar equivalent of these commitments is included in the Master Fund's total unfunded commitment amount. The Master Fund has not segregated any amounts for these unfunded commitments. Unfunded commitments arise from investments in Adviser Funds that call capital at a date after the initial investment. The Adviser expects to be able to fund these commitments from available cash balances, distributions received from Adviser Funds, or sales of portfolio holdings.

11.  RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund generally does not employ leverage. However, certain Adviser Funds may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund's liquidity in the respective Adviser Fund.

Adviser Funds generally require the Master Fund to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Adviser Funds' governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

The Master Fund's investments may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Master Fund's investments are denominated against the U.S. dollar may result in a decrease in value of the Master Fund's partners' capital.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS (Concluded)

As of and for the six months ended September 30, 2017 (Unaudited)

12.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund's financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions and Performance Allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners' capital.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the Period Ended September 30, 2017	For the Years Ended March 31,
	(Unaudited)	2017	2016	2015	2014	2013
Total return before Performance Allocation	2.17%[2]	6.03%	(5.62)%	7.43%	11.28%	5.05%
Total return after Performance Allocation	2.17%[2]	6.03%	(5.61)%	6.97%	10.77%	4.98%
Partners' capital, end of year (000's)	$520,086	$579,200	$687,882	$904,464	$1,047,265	$1,180,551
Portfolio turnover	5.22%[2]	6.49%	8.20%	8.78%	19.03%	25.15%
Ratio of net investment income, excluding Performance Allocation	(0.89)%[3]	(0.36)%	3.33%	3.03%	2.19%	0.87%
Ratio of other operating expenses to average partners' capital	1.32%[3]	1.25%	1.23%	1.19%	1.23%	1.19%
Ratio of credit facility fees and interest expense to average partners' capital	0.09%[3]	0.09%	0.12%	0.10%	0.09%	0.08%
Operating expenses, excluding Performance Allocation	1.41%[3]	1.34%	1.35%	1.29%	1.32%	1.27%
Performance Allocation	0.00%	0.00%	(0.01)%[1]	0.46%	0.51%	0.07%
Total operating expenses and Performance Allocation	1.50%[3]	1.34%	1.34%	1.75%	1.83%	1.34%

1  Reversal of accrued Performance Allocation from April 1, 2015 to December 31, 2015.

2  Not Annualized

3  Annualized

13.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following:

The Investment Manager recommended to the Board that a tender offer in an amount of up to approximately 5.00% of the partners' capital of the Master Fund be made for the quarter ending December 31, 2017 to those Limited Partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and Limited Partners in the Master Fund were notified of the tender offer's expiration date on September 14, 2017, and submitted tender requests from October 1, 2017 through the date of expiration of the tender offer totaling approximately $27,965,848.

As of November 1, 2017, the Fund changed its administrator and custodian from UMB Fund Services, Inc. to U.S. Bancorp Fund Services, LLC.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a "Director") and brief biographical information, as of September 30, 2017, is set forth below. The business address of each Director is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The term of office of each Director is from the time of such Director's election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days' prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Founder of Hatteras Investment Partners LLC and its affiliated entities ("Hatteras Funds") in 2003.	8
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	8
Steve E. Moss, CPA February 18, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	8
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present).	8
Thomas Mann February 1, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	8

1  The "Fund Complex" consists of as of September 30, 2017, the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras VC Co-Investment Fund II, LLC, and Trust for Advisor Solutions (consisting of two funds).

2  Deemed to be an "interested" Director of the Master Fund because of his affiliations with Hatteras Funds.

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2017, of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer and Secretary of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras Funds in November 2007 and became Chief Compliance Officer of Hatteras Funds and each of the Funds in the Fund Complex, in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

1  The "Fund Complex" consists of, as of September 30, 2017, the Master Fund, Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras VC Co-Investment Fund II, LLC, and Trust for Advisor Solutions (consisting of two funds).

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund's record of actual proxy votes cast during the period ended June 30, 2017 is available at http://www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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HATTERAS CORE ALTERNATIVES FUNDS

6601 Six Forks Road, Suite 340
Raleigh, NC 27615

INVESTMENT MANAGER AND FUND SERVICING AGENT

Hatteras Funds, LP
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

SUB-ADVISER

Portfolio Advisors, LLC
9 Old Kings Highway South
Darien, CT 06820

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

FUND COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc.
223 Wilmington West Chester Pike, Suite 303
Chadds Ford, PA 19317

CUSTODIANS

UMB Bank, N.A.
1010 Grand Boulevard
Kansas City, MO 64106

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

DISTRIBUTOR

Hatteras Capital Distributors, LLC
6601 Six Forks Road, Suite 340
Raleigh, NC 27615

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433
6601 SIX FORKS ROAD / SUITE 340 / RALEIGH, NC 27615-6520

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))

and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Fund, L.P.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	December 7, 2017

By (Signature and Title)*	/s/ Candi Hughes
Candi Hughes, Treasurer
(principal financial officer)

Date	December 7, 2017

* Print the name and title of each signing officer under his or her signature.